Note 35 - Pledged Assets - Schedule of Assets Pledged as Collateral (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Pledged assets	$ 19,943,127	$ 29,839,517
Time deposits [member]
Statement Line Items [Line Items]
Pledged assets	5,298,442	15,773,099
Land [member]
Statement Line Items [Line Items]
Pledged assets	12,453,416	11,901,824
Buildings [member]
Statement Line Items [Line Items]
Pledged assets	$ 2,191,269	$ 2,164,594